Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Consolidated Statements of Comprehensive Income
Net income (loss)	$ 281.8	$ 320.7	$ 274.3
Foreign currency translation:
Translation gain (loss)	56.4	(53.7)	(139.0)
Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	(3.0)	(62.9)	(18.9)
Reclassifications to net income	19.3	44.2	22.9
Cash flow hedges:
(Losses) gains recognized on cash flow hedges	(2.2)	0.7	(0.5)
Reclassifications to net income	0.9	2.8	(2.0)
Other comprehensive income (loss), net of tax	71.4	(68.9)	(137.5)
Total comprehensive income, net of tax	$ 353.2	$ 251.8	$ 136.8